Summary of Significant Accounting Policies, Financing Receivables (Details) - Finance Leases Financing Receivable [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses	$ 0
Successor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	13,500,000
Financing Receivable, Recorded Investment, Past Due	$ 0
Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net		$ 13,500,000
Financing Receivable, Recorded Investment, Past Due		$ 0